Consolidated Statements of Changes in Stockholders' Equity (Deficit) - USD ($)	Total	Common Class A	Common Class B	Additional Paid-in Capital	Accumulated Deficit
Stockholders' Equity (deficit), beginning of period, Value at Dec. 31, 2014	$ (467,379)	$ 267		$ 54,733	$ (522,379)
Stockholders' Equity (deficit), beginning of period, Shares at Dec. 31, 2014		266,954
Capital contributions	5,163			5,163
Stock and warrants issued to related parties for cash, Value	24,500,000	$ 1,450	$ 1,000	24,497,550
Stock and warrants issued to related parties for cash, Shares		1,450,000	1,000,000
Related party note conversions, Value	505,154		$ 56	505,098
Related party note conversions, Shares			55,560
Net loss	(1,047,423)				(1,047,423)
Stockholders' Equity (deficit), end of period, Value at Dec. 31, 2015	23,495,515	$ 1,717	$ 1,056	25,062,544	(1,569,802)
Stockholders' Equity (deficit), end of period, Shares at Dec. 31, 2015		1,716,954	1,055,560
Stock issued for cash, Value	11,298,589	$ 1,113		11,297,476
Stock issued for cash, Shares		1,113,161
Stock issued to related parties for cash, Value	30,462,729	$ 3,001		30,459,728
Stock issued to related parties for cash, Shares		3,001,254
Related party note conversions, Value	106,028	$ 10		106,018
Related party note conversions, Shares		10,446
Net loss	(3,173,375)				(3,173,375)
Stockholders' Equity (deficit), end of period, Value at Dec. 31, 2016	62,189,486	$ 5,841	$ 1,056	66,925,766	(4,743,177)
Stockholders' Equity (deficit), end of period, Shares at Dec. 31, 2016		5,841,815	1,055,560
Net loss	(1,110,211)				(1,110,211)
Stockholders' Equity (deficit), end of period, Value at Mar. 31, 2017	$ 61,079,275	$ 5,841	$ 1,056	$ 66,925,766	$ (5,853,388)
Stockholders' Equity (deficit), end of period, Shares at Mar. 31, 2017		5,841,815	1,055,560